File No. 33-81396
                                                                        811-8614
--------------------------------------------------------------------------------
================================================================================



                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
                         Pre-Effective Amendment No.                         [ ]
                       Post-Effective Amendment No. 8                        [X]

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                                 [ ]
                               Amendment No. 9                               [X]


                            BRANDES INVESTMENT TRUST
                      (formerly Brandes International Fund)
               (Exact name of registrant as specified in charter)

12750 High Bluff Drive, Suite 420
         San Diego, CA                                                   92130
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number (including area code): (619) 755-0239

                               Charles H. Brandes
                        Brandes Investment Partners, L.P.
                        12750 High Bluff Drive, Suite 420
                               San Diego, CA 92130
               (Name and address of agent for service of process)




Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

--------------------------------------------------------------------------------
================================================================================

It is proposed that this filing will become effective (check appropriate box)

     [ ]       immediately upon filing pursuant to paragraph (b)
     [ ]       on (date) pursuant to paragraph (b)
     [ ]       60 days after filing pursuant to paragraph (a)(i)
     [ ]       on (date) pursuant to paragraph (a)(i)
     [X]       75 days after filing pursuant to paragraph (a)(ii)
     [ ]       on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
================================================================================

                            BRANDES INVESTMENT TRUST

                                    FORM N-1A

                              CROSS REFERENCE SHEET

Form N-1A
Item No.

Part                                                          Location in Prospectus
 A        Item                                                of Institutional Global Equity Fund
---       ----                                                -----------------------------------
 1.       Cover Page                                          Cover page
 2.       Synopsis                                            "Expense Table"
 3.       Condensed Financial Information                     Not applicable
 4.       General Description of Registrant                   "General Information"; "Organization
                                                              and Management"; "Investment
                                                              Objective, Policies and Risks";
                                                              "Other Securities and Investment
                                                              Techniques and Risks"; "Investment
                                                              Restrictions"
 5.       Management of the Fund                              "Organization and Management";
                                                              "General Information"
 5A.      Management's Discussion of Fund                     Not applicable
             Performance
 6.       Capital Stock and Other Securities                  "General Information"; "Dividends,
                                                              Distributions and Tax Status"
 7.       Purchase of Securities Being                        "Purchases"; Shareholder Services";
             Offered
 8.       Redemption or Repurchase                            "Redeeming Shares"
 9.       Pending Legal Proceedings                           Not applicable


Part                                                          Location in
 B        Item                                                Statement of Additional Information
---       ----                                                -----------------------------------
 10.      Cover Page                                          Cover Page
 11.      Table of Contents                                   "Table of Contents"
 12.      General Information and History                     Not applicable
 13.      Investment Objective and Policies                   "Investment Objectives and
                                                              Policies"; "Investment Restrictions"
 14.      Management of the Fund                              "Management"
 15.      Control Persons and Principal
             Holders of Securities                            Not applicable
 16.      Investment Advisory and Other                       "Management"; "Distribution
             Services                                         Arrangements"; "General Information"
 17.      Brokerage Allocation                                "Portfolio Transactions and
                                                              Brokerage"
 18.      Capital Stock and Other Securities                  "General Information"
 19.      Purchase, Redemption and Pricing                    "Net Asset Value"; "Redemptions"
          of Securities Being Offered
 20.      Tax Status                                          "Taxation"
 21.      Underwriters                                        Not applicable
 22.      Calculation of Performance Data                     "Performance Information"
 23.      Financial Statements                                Not applicable

Part C
------

          The information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the Registration Statement.

                                   PROSPECTUS


                    BRANDES INSTITUTIONAL GLOBAL EQUITY FUND


                             12750 High Bluff Drive
                               San Diego, CA 92130
                                 (619) 755-0239


         The BRANDES INSTITUTIONAL GLOBAL EQUITY FUND (the "Fund") seeks to achieve long-term capital appreciation by investing principally in equity securities of U.S. and foreign issuers. The Fund invests primarily in equity securities of companies with market capitalizations greater than $1 billion. Brandes Investment Partners, L.P. (the "Advisor") serves as investment advisor to the Fund.


         The Fund is not insured or guaranteed by the U.S. Government or any other person.


         This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. The Fund is a series of Brandes Investment Trust.
A Statement of Additional Information ("SAI") dated                      , 1998,
as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The SAI is available without charge by calling the number listed above or upon written request to the Fund at the address given above. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.


TABLE OF CONTENTS


           Expense Table                                           2
           Investment Objective, Policies and Risks                3
           Other Securities and Investment Techniques and Risks    6
           Investment Restrictions                                10
           Organization and Management                            10
           Purchases                                              11
           Shareholder Services                                   14
           Redeeming Shares                                       14
           Dividends, Distributions and Tax Status                16
           Performance Information                                17
           Prior Performance of the Advisor                       18
           General Information                                    19


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                      Prospectus dated               , 1998

         The BRANDES INSTITUTIONAL GLOBAL EQUITY FUND (the "Fund") is a diversified series of Brandes Investment Trust ( the "Trust"), a registered open-end management investment company or mutual fund. The investment objective of the Fund is long-term capital appreciation. The minimum initial investment in the Fund is $1 million; there is no minimum subsequent investment. If a shareholder reduces his total investment in shares to less than $100,000, the investment may be subject to redemption. See "Redeeming Shares - Redemption of Small Accounts."

         Like all equity investments, an investment in the Fund involves certain risks. The value of the Fund's shares will fluctuate with market conditions, and an investor's shares when redeemed may be worth more or less than their original cost. International investing, especially in emerging market countries, also is subject to certain additional risks, which are described on page 5. The Fund may invest in certain options and stock index futures which are derivative securities that involve special risks. These transactions and the related risks are described under "Options" and "Stock Index Futures" at pages 8 and 9 of the prospectus.

EXPENSE TABLE

         Expenses are among several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. The expenses shown are estimated for the first fiscal year of the Fund.

Shareholder Transaction Expenses
Maximum sales charge on purchases (as % of offering  price)        None
Sales charge on reinvested dividends                               None
Maximum contingent deferred sales charge
         (as % of redemption proceeds)                             None
Redemption fee                                                     None

Total Annual Fund Operating Expenses
         (as a % of average net assets)
Management fees                                                    1.00%
Other expenses (after reimbursement)(1)                            0.20%
Total operating expenses (after reimbursement)(1)                  1.20%

(1) The Advisor has voluntarily agreed to reimburse the Fund through at least October 31, 1998 to ensure that the Fund's total annual operating expenses will not exceed 1.20%. Shareholders will receive 30 days notice prior to any change in this policy. In the absence of this reimbursement, "Other expenses" of the Fund are estimated to be 0.76%, and "Total operating expenses" are estimated to be 1.76%. To the extent that the Advisor reimburses the Fund, the Fund may repay the Advisor when operating expenses (before reimbursement) are less than the expense limitation during the following three years. Thus, overall operating expenses in the future may not fall below the expense limitation until the Advisor has been fully repaid for all of its reimbursements to the Fund; see "Operating Expenses; Expense Limitation," in this prospectus.

         The purpose of the preceding table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For more information regarding costs and expenses, see "Organization and Management" in this Prospectus.

Example of Effect of Fund Expenses

         An investor would directly or indirectly pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual return:

                     1 Year     3 Years    5 Years    10 Years
                     $ 12       $ 38       $ 65       $144

         The Example shown above should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. In addition, although federal regulations require use of an assumed 5% annual return in preparing the Example, the Fund's actual return may be higher or lower. See "Organization and Management," page 10.



INVESTMENT OBJECTIVE, POLICIES AND RISKS


         The  Fund  has  the   investment   objective   of   long-term   capital
appreciation, and the Fund seeks to achieve its objective by investing principally in equity securities of U.S. and foreign issuers. No assurance can be given that the Fund will achieve its investment objective. Brandes Investment Partners, L.P. serves as investment advisor to the Fund.

Global Investing


         During the past decade, there has been significant growth in foreign capital markets. Because of this growth, over half of the world's equity value is located outside of the United States. Accordingly, the Advisor believes that significant investment opportunities exist throughout the world.


         The Fund normally invests at least 65% of its total assets in equity securities with market capitalizations greater than $1 billion. The Fund will not invest more than 5% of its total assets at the time of purchase in small capitalization companies, i.e., those with market capitalizations of $1 billion or less.

         Under normal circumstances, the Fund will invest at least 65% of its total assets at the time of purchase in equity securities of issuers located in at least three countries one of which may be the United States. Countries in which the Fund may invest include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa and Asia. With respect to Fund investments in any particular country or industry, the Fund may invest up to the greater of either (a) 20% of total Fund assets at the time of purchase, or (b) 150% of the weighting of such country or industry as represented in the Morgan Stanley Capital International ("MSCI") World Index at the time of purchase; but in no event may the Fund invest more than 25% of its total assets, calculated at the time of purchase, in any one industry (other than U.S.

Government securities). No more than 20% of the value of the Fund's total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets.


         Equity securities include common stocks, preferred stocks and securities convertible into common stocks. It is anticipated that securities generally will be purchased in the form of common stock, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). ADRs, EDRs and GDRs, which may be sponsored or unsponsored, are receipts typically issued by a bank or trust company evidencing ownership of the underlying foreign securities. The issuers of securities underlying unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information to the holders of such securities and, accordingly, there may not be a correlation between such information and the market value of the Depositary Receipts.


         In seeking out securities for purchase, the Advisor does not attempt to match the security allocations of stock market indices. Therefore, the Fund's country weightings may differ significantly from country weightings found in published stock indices. For example, the Advisor may choose not to invest the Fund's assets in a country whose stock market, at any given time, may comprise a large portion of a published global stock market index. At the same time, the Advisor may invest the Fund's assets in countries whose representation in such an index may be small or non-existent. The Advisor selects stocks for the Fund based on their individual merits and not necessarily on their geographic locations.

         The Advisor applies the principles of value investing in the analysis and selection of securities of companies for the Fund's investment portfolios.


Value Investing

         The Advisor is committed to the use of the Graham and Dodd Value Investing approach as introduced in the classic book Security Analysis. Utilizing this philosophy, the Advisor views stocks as parts of businesses which are for sale. It seeks to purchase a diversified group of these businesses at prices its research indicates are well below their true long-term, or intrinsic, value. By purchasing stocks whose current prices are believed to be considerably below their intrinsic value, the Advisor believes it can buy not only a possible margin of safety against price declines, but also an attractive opportunity for profit over the business cycle.

         In estimating a company's true long-term value, the Advisor uses sources of information such as company reports, filings with the Securities and Exchange Commission (the "SEC"), computer databases, industry publications, general and business publications, brokerage firm research reports, and interviews with company management. The Advisor's analysis is focused on fundamental characteristics of a company, including, but not limited to, book value, cash flow and capital structure, as well as management's record and broad industry issues. Once the intrinsic value of a company is estimated, this value is compared to the price of the stock. If the price is judged to be sufficiently lower than the estimated intrinsic value, the stock may be purchased. The Advisor believes that the margin between current price and estimated intrinsic value should provide a margin of safety against price declines. In addition, over a business cycle of three to five years, the Advisor believes the market should begin to recognize the company's value and drive its price up toward its intrinsic value. As a result, the investor could realize profits. Of course, there can be no assurance that companies selected using the value investing approach will generate profits or that the Advisor's assessment of intrinsic value will be correct.

Risks of International Investing

         Investments in foreign securities involve special risks. These include currency fluctuation, a risk which was not addressed by Graham and Dodd, whose work focused on U.S. stocks. The Advisor has applied the value method of stock selection to foreign securities. By looking outside the U.S. for investment opportunities, the Advisor believes that the likelihood of finding undervalued companies is increased. The Advisor does not believe that currency fluctuation, over the long term, on a group of broadly diversified companies representing a number of currencies and countries, significantly affects portfolio performance. Because the Advisor searches world-wide for undervalued companies, rather than being limited to searching only among U.S. stocks, the Advisor believes that over the long term the benefits of strict value investing apply just as well with an added currency risk as they would without such risk.

         There are additional risks in international investing, including political or economic instability in the country of issue and the possible imposition of exchange controls or other laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than are the prices of securities in U.S. markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of the Fund. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S.
companies.   Foreign  companies  are  also  generally  not  subject  to  uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S. These factors could make foreign investments, especially those in developing countries, more volatile than U.S. investments. All of the above issues should be considered before investing in the Fund.

         The Fund may from time to time invest a substantial portion of the total value of its assets in securities of issuers located in particular countries and/or associated with particular industries. During such periods, the Fund may be more susceptible to risks associated with a single economic, political or regulatory occurrences than more diversified portfolios.

Emerging Markets and Related Risks

         The Fund may invest up to 20% of its assets in securities of companies located in countries with emerging securities markets. Emerging markets are the capital markets of any country that in the opinion of the Advisor is generally considered a developing country by the international financial community. There are currently over 130 such countries, approximately 40 of which currently have investable stock markets. Those countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Currently, investing in many emerging market countries is not feasible or may involve unacceptable risks. As opportunities to invest in other emerging markets countries develop, the Fund expects to expand and diversify further the countries in which it invests.

         Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced substantial fluctuations or a steady devaluation relative to the U.S. dollar. Any fluctuations or devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

         Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S.

         Emerging securities markets typically have substantially less volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets which the Fund desires to invest in emerging markets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund's incurring additional costs and delays in the transportation and custody of such securities.

OTHER SECURITIES AND INVESTMENT TECHNIQUES AND RISKS

Short-Term Investments

         At times the Fund may invest in short-term cash equivalent securities either for temporary, defensive purposes or as part of its overall investment strategy. These securities consist of high quality debt obligations maturing in one year or less from the date of purchase, such as U.S. Government securities, certificates of deposit, bankers' acceptances and commercial paper. High quality means the obligations have been rated at least A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investor's Service, Inc. ("Moody's"), have an outstanding issue of debt securities rated at least AA by S&P or Aa by Moody's, or are of comparable quality in the opinion of the Advisor.

Repurchase Agreements

         Short-term investments also include repurchase agreements with respect to the high quality debt obligations listed above. A repurchase agreement is a transaction in which the Fund purchases a security and, at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future. The resale price is in excess of the purchase price, as it reflects an agreed-upon market interest rate effective for the period of time during which the Fund holds the securities. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement is required to provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

         The majority of these transactions run from day to day and not more than seven days from the original purchase. The Fund's risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date; in the event of bankruptcy or default by the seller, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest. The Advisor will also consider the credit-worthiness of any bank or broker-dealer involved in repurchase agreements under procedures adopted by the Trust's Board of Trustees.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association, and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies' obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

When-Issued Securities

         The Fund may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. No interest accrues to the purchaser during the period before delivery. There is a risk in these transactions that the value of the securities at settlement may be more or less than the agreed upon price, or that the party with which the Fund enters into such a transaction may not perform its commitment. The Fund will segregate liquid assets, such as cash, U.S. Government securities and other liquid securities in an amount sufficient to meet its payment obligations with respect to these transactions.

Securities Lending

         The Fund may lend its securities in an amount not exceeding 30% of its total assets at the time of the loan to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, such securities lending will be made only when, in the opinion of the Advisor, the income to be earned from the loans justifies the attendant risks. Loans are subject to termination at the option of the Fund or the borrower.

Options

         The Fund may write (sell) covered call options on individual securities and on stock indices and engage in related closing transactions. A covered call option on a security is an agreement by the Fund, in exchange for a premium, to sell a particular portfolio security if the option is exercised at a specified price before a set date. An option on a stock index gives the option holder the right to receive, upon exercising the option, a cash settlement amount based on the difference between the exercise price and the value of the underlying stock index. Risks associated with writing covered options include the possible inability to effect closing transactions at favorable prices and a limit on the appreciation of the securities set aside for settlement. The Fund may also purchase call options in closing transactions, to terminate option positions written by the Fund. There is no assurance of liquidity in the secondary market for purposes of closing out covered call option positions.

         The Fund may purchase put and call options with respect to securities which are eligible for purchase by the Fund and with respect to various stock indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities the Fund intends to buy. A put option on a security is an agreement by the writer of the option, in exchange for a premium, to purchase the security from the Fund, if the option is exercised, at a specified price before a set date.

         Special risks are associated with the use of options. There can be no guarantee of a correlation between price movements in the option and in the underlying securities or index. A lack of correlation could result in a loss on both the Fund's portfolio holdings and the option so that the Fund's return might have been better had the option not been purchased or sold. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out an option position. The Fund may purchase a put or call option only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of the Fund's total assets at the time of purchase.

Stock Index Futures

         The Fund may buy and sell stock index futures contracts for bona fide hedging purposes, e.g., in order to hedge against changes in prices of the Fund's securities. No more than 25% of the Fund's total assets at the time of any such transaction will be hedged with stock index futures contracts.

         A stock index futures contract is an agreement pursuant to which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made, but profits and losses resulting from changes in the market value of the contract are credited or debited at the close of each trading day to the accounts of the parties to the contract. If the Advisor expects general stock market prices to rise, it might purchase a stock index futures contract as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If in fact the stock index did rise, the price of the equity securities intended to be purchased might also increase, but that increase would be offset in part by the increase in the value of the Fund's futures contract resulting from the increase in the index. On the other hand, if the Advisor expects general stock market prices to decline, it might sell a futures contract on the index. If that index did in fact decline, the value of some or all of the equity securities held by the Fund might also be expected to decline, but that decrease would be offset in part by the increase in the value of the futures contract.

         There is no assurance that it will be possible at any particular time to close a futures position. In the event that the Fund could not close a futures position and the value of the position declined, the Fund would be required to continue to make daily cash payments to the other party to the contract to offset the decline in value of the position. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Successful use of futures contracts is subject to the Advisor's ability to predict correctly movements in the direction of interest rates, market prices and other factors affecting the value of securities.

Illiquid and Restricted Securities

         The Fund may invest up to 5% of its net assets at the time of purchase in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities which may be subject to legal restrictions on resale (so-called "restricted securities") other than Rule 144A securities noted below; (iii) repurchase agreements having more than seven days to maturity; and
(iv) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days). Illiquid securities do not include those which meet the requirements of Securities Act Rule 144A and which the Trustees have determined to be liquid based on the applicable trading markets.

INVESTMENT RESTRICTIONS

         The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

ORGANIZATION AND MANAGEMENT

         The Trust's Board of Trustees decides on matters of general policy and reviews the activities of the Advisor, Distributor and Administrator. The Trust's officers conduct and supervise its daily business operations.

The Advisor

         The Advisor is a limited partnership organized in May 1996 as the successor to an investment advisor which was founded in 1974. As of December 31, 1997, the Advisor managed over $15 billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals. Charles H. Brandes, who owns a controlling interest in the Advisor's general partner, serves as a Trustee of the Trust. The Advisor's offices are located at 12750 High Bluff Drive, San Diego, California 92130.

         Management Fee. Subject to the direction and control of the Trustees, the Advisor formulates and implements an investment program for the Fund, including determining which securities should be bought and sold. The Advisor also provides certain officers for the Trust. For its services, the Advisor receives a fee, accrued daily and paid monthly at the annual rate of 1.00% of the Fund's average net assets.

         Managers  of the  Fund.  The  Fund  is  team-managed  by the  Advisor's
Investment   Committee,   whose   members   are  senior   portfolio   management
professionals of the firm.

Operating Expenses; Expense Limitation

         The Fund is responsible for paying its operating expenses, including, but not limited to, management and administrative fees, legal and auditing fees, fees and expenses of its custodian, accounting services and shareholder servicing agents, Trustees' fees, the cost of communicating with shareholders and registration fees. However, the Advisor has voluntarily agreed through at least October 31, 1998 to limit the Fund's operating expenses to 1.20% of average net assets. Any such reductions made by the Advisor in its fees or reimbursement of expenses are subject to reimbursement by the Fund, provided that the Fund is able to effect such reimbursement while remaining within the expense limitation. Shareholders will receive 30 days prior notice in the event the Advisor determines not to maintain this voluntary limit in the future. The Board of Trustees has determined that it is possible, but not probable, that the Fund will be large enough in the future for the expense ratio to be sufficiently reduced to permit reimbursement of the Advisor.

Portfolio Transactions and Brokerage

         The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. These factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of shares of the Fund as a factor in selecting broker-dealers for the Fund's portfolio transactions.

The Administrator

         Investment Company Administration Corporation (the "Administrator"), pursuant to an administration agreement with the Trust, supervises the overall administration of the Fund including, among other responsibilities, the preparation and filing of documents required for compliance by the Fund with applicable laws and regulations, arranging for the maintenance of books and records of the Fund, and supervision of other organizations that provide services to the Fund. Certain officers of the Trust are provided by the Administrator. For its services, the Administrator receives a fee from the Trust at the annual rate of 0.10% of the Fund's average net assets, subject to a minimum of $40,000 per year.

PURCHASES

General

         Shares of the Fund are offered on a continuous basis to certain institutional investors, including qualified retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"), "rabbi trusts," foundations, endowments, corporations and other taxable and tax-exempt investors that would otherwise generally qualify as advisory clients of the Advisor. Shares may also be purchased by Trustees of the Trust, officers and employees of the Advisor, the Administrator and the Distributor, and their immediate family members, as well as by certain other persons determined from time to time by the Distributor, including investment advisors or financial planners or their clients who may clear transactions through a broker-dealer, bank or trust company which may maintain an omnibus account with the Transfer Agent.

Investors who purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor may be charged an additional service or transaction fee by that institution.

         Shares of the Fund are sold without a sales charge at the net asset value per share which is next computed (1) after the investor's selected dealer or other authorized intermediary receives the order which is promptly transmitted to the Fund, or (2) after receipt of an order by the Transfer Agent from the shareholder directly in proper form (which generally means a completed Application Form together with a negotiable check in U.S. dollars or a wire transfer of funds). The Fund and the Distributor reserve the right to refuse any order for the purchase of shares. The Fund's Distributor is First Fund Distributors, Inc., an affiliate of the Administrator. The minimum initial investment in the Fund is $1 million; there is no minimum subsequent investment. The minimum investment may be waived by the Distributor for institutions making continuing investments in the Fund and from time to time for other investors, including retirement plans. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Purchases through a Securities Dealer

         Shares of the Fund may be purchased through a securities broker or dealer which has executed an agreement with the Distributor of the Fund (a "selected dealer"). Selected dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when a selected dealer or, if applicable, a dealer's authorized designee, accepts the order. Customer orders will be priced the Fund's net asset value next computed after they are accepted by an authorized dealer or the dealer's authorized designee. The Fund and the Distributor reserve the right to cancel an order for which payment is not received from a selected dealer by the third business day following the order. An order placed with a selected dealer may be subject to fees imposed by the dealer.

Purchases through the Transfer Agent

         An investor who wishes to purchase shares of the Fund directly from the Transfer Agent may do so by completing the Application form (available from the Transfer Agent or a selected dealer) and mailing it to the Transfer Agent at the address shown on the Application Form. Payment may be made by a check that accompanies the Application Form, or it may be made by a wire transfer of funds, as described below. Subsequent investments may be made by mailing a check, together with the investment form from a recent account statement. Subsequent investments may also be made by wire, as described below.

Payment by Wire


         For payment by wire of an initial investment in the Fund, the investor should first call the Transfer Agent at (617) 946-1945 between the hours of 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange is open for trading in order to receive an account number. The Transfer Agent will request the investor's name, address, tax identification number, amount being wired and wiring bank. The investor should then instruct the wiring bank to transfer funds by wire to: Investors Bank & Trust Company, ABA #0110-01438, DDA #6691-36913, for credit to Brandes Institutional Global Equity Fund, for further credit to [Investor's name and account number]. The investor should also ensure that the wiring bank includes the name of the Fund and the account number with the wire. If the funds are received by the Transfer Agent prior to the time that the Fund's net asset value is calculated, the funds will be invested on that day at the net asset value next calculated: otherwise, they will be invested on the next business day at the net asset value next calculated. Finally, the investor should write the account number provided by the Transfer Agent on the Application Form and mail the Form promptly to the Transfer Agent.


Subsequent Purchases

         To make a subsequent purchase by wire, the investor should call the Transfer Agent at (617) 946-1945 before the wire is sent. Failure to do so may cause the purchase to be delayed indefinitely. The investor should wire funds to the Transfer Agent, care of Investors Bank & Trust Company, in the manner described above, including the name of the Fund and the investor's account number with the wire.

Retirement Plans

         Individual participants in qualified retirement plans should purchase shares of the Fund through their plan sponsor or administrator, which is responsible for transmitting orders. The procedures for investing in the Fund depend on the provisions of the qualified retirement plan and any arrangements that the plan sponsor may have made for special processing services, including subaccounting.

Other

         Shares are credited to an investor's account, and certificates are generally not issued. The Trust and the Distributor each reserve the right to reject any purchase order or suspend or modify the offering of the Fund's shares.

         In addition to cash purchases, shares of the Fund may be purchased by tendering payment "in-kind" in the form of securities, provided that any such securities are of the type which the Fund can or may legally purchase and are consistent with the Fund's investment objective and policies, are liquid, unrestricted and have a readily determinable value by exchange or NASDAQ listing, and that such a purchase has been approved by the Advisor in its sole discretion.

Net Asset Value

         To determine the net asset value per share of the Fund, the current value of the Fund's total assets, less all its liabilities, is divided by the total number of shares outstanding, and the result is rounded to the nearer cent. The Fund values its investments on the basis of their market value. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determines that amortized cost does not represent fair value. Cash and receivables are valued at their face amounts. Interest is recorded as accrued, and dividends are recorded on their ex-dividend date.

         The Fund calculates its net asset value once daily at the close of public trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on days that the Exchange is open for trading, except on days on which no orders to purchase, sell or redeem shares have been received by the Fund. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

SHAREHOLDER SERVICES

Automatic Reinvestment

         Dividends and capital gain distributions are reinvested without any sales charge in additional shares unless indicated otherwise on the Application Form. A shareholder may elect to have dividends or capital gain distributions paid in cash.

Shareholder Reports

         Shareholders will receive an audited annual report and an unaudited semiannual report, both of which present the financial statements of the Fund.

REDEEMING SHARES

How to Redeem Shares

         Shares may be redeemed only by instructions from the registered owner of a shareholder account. Individuals who are participants in a retirement or other plan should direct redemption requests to the plan sponsor or administrator, which may have special procedures for processing such requests and which is responsible for forwarding requests to the Transfer Agent.

         A shareholder may redeem shares of the Fund by contacting the shareholder's selected dealer or authorized intermediary. The selected dealer may arrange for the repurchase of the shares through the Fund's distributor at the net asset value next determined after receipt by the selected dealer of instructions from the shareholder. The dealer may charge the shareholder for this service. Shares held in street name must be redeemed through the dealer holding the shares.

         A shareholder may also redeem shares by mailing instructions to the Transfer Agent, Investors Bank & Trust Company, P.O. Box 9130, Boston, MA 02117-9130, or by delivering instructions to the Transfer Agent at 200 Clarendon Street, 16th Floor, Boston, MA 02116. The instructions must specify the name of the Fund, the number of shares or dollar amount to be redeemed and the shareholder's name and account number. If a redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the

Transfer Agent must be submitted before such request will be accepted. The price the shareholder will receive for the Fund shares redeemed is at the next determined net asset value for the shares after a completed redemption request is received by the Transfer Agent.

         Telephone Redemptions. A shareholder may establish telephone redemption privileges by checking the appropriate box and supplying the necessary information on the Application Form. Shares may then be redeemed by telephoning the Transfer Agent at (617) 946-1945, between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading. Redemption requests received by the Transfer Agent before 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading will be processed that day; otherwise processing will occur on the next business day. Institutional investors may also make special arrangements with the Transfer Agent for designating personnel of the investor who are authorized to place telephone redemption requests.

         Special Factors Regarding Telephone Redemptions. The Trust will use procedures, such as assigned personal identification numbers, designed to provide reasonable verification of the identity of a person making a telephone redemption request. The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption. Shareholders will be promptly notified of any refused request for a telephone redemption. If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.

Redemption Payments

         Payment for redemptions will be made within seven days after receipt by the Transfer Agent of the written or telephone redemption request, any share certificates, and, if required, a signature guarantee and any other necessary documents, except as indicated below. Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of the Fund's net assets, or during any other period when the SEC, by order, so permits.

         Redemption proceeds are generally paid by check. However, at the shareholder's request, redemption proceeds of $300 or more may be wired by the Transfer Agent to the shareholder's bank account. Requests for redemption by wire should include the name, location and ABA or bank routing number (if known) of the designated bank and the shareholder's bank account number.

Redemption of Small Accounts

         If the value of a shareholder's investment falls below $100,000 because of shareholder redemption(s), the Fund may notify the shareholder, and if his investment value remains below

$100,000 for a continuous 60-day period, the shares are subject to redemption by the Fund. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of the shares. The foregoing minimum account size requirements do not apply to shares held by officers or employees of the Advisor or its affiliates or Trustees of the Trust.

         The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

Dividends and Distributions

         The Fund expects to pay income dividends annually. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more frequently.

         Dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

         Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Tax Status

         The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code. As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to shareholders, the Fund will not be subject to any federal income or excise taxes. The distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received in the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions.

         The Trust may be required to impose backup withholding at a rate of 31% from income dividends and capital gain distributions and upon payment of redemption proceeds if provisions of the Code relating to the furnishing and certification of taxpayer identification numbers and reporting of dividends are not complied with by a shareholder. Any shareholder account without a tax identification number may be liquidated and distributed to the shareholder, net of withholding, after the sixtieth day of investment. In addition, dividends and net short-term capital gains distributions to foreign shareholders may be subject to U.S. withholding at a rate of up to 30%.

         Dividends and interest earned by the Fund may be subject to withholding and other taxes imposed by foreign countries, at rates from 10% to 40%, which taxes would reduce the Fund's investment income. However, under certain circumstances shareholders may be able to claim credits against their U.S. taxes for such foreign taxes. The Trust will also notify shareholders each year as to the amounts available as credits.

         Additional  information  about taxes is set forth in the  Statement  of
Additional   Information.   Shareholders   should  consult  their  own  advisers
concerning federal, state and local taxation of distributions from the Fund.

PERFORMANCE INFORMATION

         From time to time, the Trust may publish the total return of the Fund in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the four most recent calendar quarters and over the period from the Fund's inception of operations. The Trust may also advertise aggregate and average total return information of the Fund over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of those shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

         In addition to standardized return, performance advertisements and sales literature may also include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rates of return, actual year-by-year rates or any combination thereof. All data included in performance advertisements will reflect past performance and will not necessarily be indicative of future results. The Trust may also advertise the Fund's performance in comparison to the performance of various indices and investments for which reliable performance data are available, and may advertise relative rankings or other information prepared by mutual fund ranking services such as Lipper Analytical Services or Morningstar, Inc. The Fund's annual report may contain additional performance information and will be available to shareholders upon request without charge. The investment return and principal value of an investment in the Fund will fluctuate and an investor's proceeds upon redeeming Fund shares may be more or less than the original cost of the shares.

PRIOR PERFORMANCE OF THE ADVISOR


         Set forth below are certain performance data provided by the Advisor relating to the composite of global equity accounts of clients of the Advisor. The global equity accounts in the Advisor's composite had the same investment objective as the Fund and were managed by the same team that manages the Fund's securities, using substantially similar, though not identical, investment strategies, policies and techniques as those used in managing the Fund. See "Investment Objective, Policies and Risks." This composite information is provided to illustrate the past performance of the Advisor in managing similar accounts as measured against the Morgan Stanley Capital International (MSCI) World Index, a standard global equity investment benchmark. The accounts that are included in the Advisor's composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Code. Consequently, the performance results for the Advisor's composite could have been adversely affected if the accounts included in the composite had been regulated as investment companies. The data below regarding the Advisor's composite of global equity accounts do not represent the performance of the Fund. An investor should not consider this performance data as an indication of future performance of the Fund or of the Advisor.


         The results presented below may not necessarily equate with the return experienced by any particular account of the Advisor or shareholder of the Fund as a result of timing of investments and redemptions. In addition, the effect of taxes on any client or shareholder will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

                             Annualized Total Return
                             For Periods Ended December 31, 1997

                         Inception  Ten Years  Five Years One Year


Advisor's Composite*                17.41%     20.81%     27.59%
MSCI World Index**                  10.56%     15.34%     15.76%

* The net annualized returns presented above for the Advisor's global equity composite were calculated on a time-weighted and asset-weighted total return basis, including investment of all dividends, interest and income, realized and unrealized gains or losses and are net of applicable investment advisory fees, brokerage commissions and execution costs, custodial fees and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The Advisor's composite results include all actual, fee-paying, fully discretionary global equity accounts under management by the Advisor for at least one year beginning 1/1/80, having substantially the same investment objectives, policies, techniques and restrictions, other than client accounts denominated in currencies other than U.S. dollars. The weighted annualized management fee during the period from 1/1/80 through 12/31/97 was 1.08% per year. Securities transactions are accounted for on the trade date. Cash and cash equivalents are included in performance returns. For calendar years 1985 through 1996, the net annual total returns for the Advisor's composite were examined by independent accounting firms, and for the years 1992 through 1996, the composite returns were examined in accordance with AIMR Level II verification standards. The examination for 1997 has not been completed as of the date of this prospectus. Copies of the accountants' reports and a complete list and description of the Advisor's composites are available on request. The results for individual accounts and for different periods may vary. The asset-weighted standard deviation measure of dispersion for the annual periods 1985 through 1996 are 6.08%, 5.39%, 4.84%, 10.12%, 8.41%, 5.63%, 7.58%, 3.98%,
4.56%, 2.52%, 3.04% and 2.23%, respectively; the calculation for 1997 has not been completed as of the date of this prospectus. Investors should not rely on prior performance results as a reliable indication of future results. Brandes has prepared and presented this information in compliance with The Performance Presentation Standards of AIMR. AIMR has not been involved with the preparation or review of this information.

**The MSCI World Index is an unmanaged index consisting of securities listed on exchanges in the major European and Asian countries, Australia and the U.S. and includes dividends and distributions, but does not reflect fees, brokerage commission or other expenses of investing.

GENERAL INFORMATION

         The Trust was organized as a Delaware business trust on July 6, 1994. The Trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $.01 per share. The Fund is currently one of two series of the Trust. Although it has no present intention to do so, the Trust has reserved the right to convert to a master-feeder structure in the future by investing all of the Fund's assets in the securities of another investment company, upon notice to and approval of shareholders.


         The Trust does not hold annual shareholder meetings of the Fund. There normally will be no meetings of shareholders to elect Trustees unless fewer than a majority of the Trustees holding office have been elected by shareholders. Shareholders of record holding at least two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when so requested in writing by the shareholders of record owning at least 10% of the Trust's outstanding shares. Each share of the Fund has equal voting rights. Each share of the Fund is entitled to participate equally in dividends and distributions and the proceeds of any liquidation from the Fund.


         Year 2000 Risk. Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by its Advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." The Fund's Advisor is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and it has obtained assurances from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Fund.

         Custodian and Transfer Agent. Investors Bank & Trust Company is the custodian of the Fund's assets and employs foreign sub-custodians to provide custody of the Fund's foreign assets. Investors Bank & Trust Company is also the Fund's transfer and dividend disbursing agent.

Subject to Completion.  Preliminary  Statement of Additional  Information  dated
                 , 1998

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.

                    BRANDES INSTITUTIONAL GLOBAL EQUITY FUND
                       Statement of Additional Information

                          Dated                 , 1998

         This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus of Brandes Institutional
Global  Equity  Fund  (the  "Fund")  dated                    ,   1998.  Brandes
Investment Partners, L.P. (the "Advisor") is the Advisor to the Fund. Copies of the prospectus may be obtained from the Fund at 12750 High Bluff Drive, Suite 420, San Diego, CA 92130 or by calling 1-800-237-7119.

                                TABLE OF CONTENTS

                                                                                        Cross-reference
                                                                                           to page in
                                                                       Page                Prospectus:
                                                                       ----                -----------
Investment Objective and Policies.............................         B-2                      4
Investment Restrictions.......................................         B-2                     10
Other Securities and Investment Techniques....................         B-4                      7
         Repurchase Agreements................................         B-4                      7
         When-Issued Securities...............................         B-4                      8
         Rule 144A Securities.................................         B-5                      9
         Put and Call Options.................................         B-5                      8
         Futures Contracts....................................         B-8                      9
Management....................................................         B-8                     10
         Advisory Agreement...................................         B-10                    10
         Administration Agreement.............................         B-11                    11
Portfolio Transactions and Brokerage..........................         B-11                    11
Net Asset Value...............................................         B-13                    13
Redemptions...................................................         B-13                    13
Taxation......................................................         B-14                    15
Dividends and Distributions...................................         B-15                    15
Performance Information.......................................         B-16                    16
Financial Statements..........................................         B-16                     3
General Information...........................................         B-16                    18
Appendix......................................................         B-17

                       INVESTMENT OBJECTIVES AND POLICIES

         Brandes Institutional Global Equity Fund (the "Fund") is a diversified series of Brandes Investment Trust (the "Trust"), a registered open-end management investment company or mutual fund. The investment objective is long-term  capital  appreciation.  The Fund seeks to achieve  its  objective  by
investing   principally  in  equity  securities  of  foreign  issuers.


Foreign Securities

         The U.S. Government has, from time to time, imposed restrictions, through taxation or otherwise, on foreign investments by U.S. entities such as the Fund. If such restrictions should be reinstituted, the Board of Trustees of the Trust would consider alternative arrangements, including reevaluation of the Fund's investment objective and policies. However, the Fund would adopt any revised investment objective and fundamental policies only after approval by the holders of a "majority of the outstanding voting securities" of the Fund, which is defined in the Investment Company Act of 1940 (the "1940 Act") to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.


         Investments in foreign securities involve certain inherent risks. Individual foreign economies may differ from the U.S. economy in such aspects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of property or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent on international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect on the securities markets of such countries.


         Because most of the securities in which the Fund will invest are denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets which are denominated in that currency. Such changes will also affect the Fund's income. The values of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations imposed from time to time.

         Foreign securities markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund's portfolio securities may be less liquid and more volatile than U.S. securities. Settlement practices for transactions may differ from those in the United States and may include delays beyond periods customary in the United States. Such differences and potential delays may expose the Fund to increased risk of loss in the event of a failed trade or the insolvency of a foreign broker-dealer.


                             INVESTMENT RESTRICTIONS


         The Trust has adopted the following fundamental investment policies and restrictions with respect to the Fund in addition to the policies and restrictions discussed in the prospectus. The policies and restrictions listed below cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. As a matter of fundamental policy, the

Fund is diversified; i.e., at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.


         In addition, the Fund may not:

         1. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

         2. Make short sales of securities or maintain a short position, except for short sales against the box;

         3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

         4. Write put or call options, except that the Fund may (i) write covered call options on individual securities and on stock indices; (ii) purchase put and call options on securities which are eligible for purchase by the Fund and on stock indices; and (iii) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations;

         5. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

         6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

         7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

         8. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Fund may engage in foreign exchange forward contracts, although it has no current intention to use such contracts except to settle transactions in securities requiring foreign currency;

         9. Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements);

         10.  Make  investments  for  the  purpose  of  exercising   control  or
management;

         11. Invest in oil and gas limited partnerships or oil, gas or mineral leases;


         The Fund observes the following restrictions as a matter of operating, but not fundamental, policy, which can be changed by the Board of Trustees without shareholder approval, pursuant to positions taken by federal and state regulatory authorities:

         The Fund may not invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal law, except that the Fund reserves the right to invest all of its assets in another investment company;


                   OTHER SECURITIES AND INVESTMENT TECHNIQUES

Repurchase Agreements


         Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.


         Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Board's general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell the collateral.

When-Issued Securities

         The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Advisor does not believe that the Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. The Fund will establish a segregated account with the Custodian in which it will maintain cash or liquid assets such as U.S. Government securities or other high-grade debt obligations equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Rule 144A Securities

         As noted in the prospectus, the Fund may invest no more than 5% of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale, are otherwise illiquid or do not have readily available market quotations. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities which are otherwise not readily marketable such as over-the-counter, or dealer traded, options, and repurchase agreements having a maturity of more than seven days. Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accord with Rule 144A promulgated by the Securities and Exchange Commission, the Trustees may determine that such securities, up to a limit of 5% of the Fund's total net assets, are not illiquid notwithstanding their legal or contractual restrictions on resale.

Put and Call Options


         Purchasing Options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund also may terminate a put option position by closing it out in the secondary market at its current price (i.e., by selling an option of the same series as the option purchased), if a liquid secondary market exists.


         The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying prices do not rise sufficiently to offset the cost of the option.

         Writing Options. When the Fund writes a call option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The Fund may seek to terminate its position in a call option it writes before exercise by closing out the option in the secondary market at its current price (i.e., by buying an option of the same series as the option written). If the secondary market is not liquid for a call option the Fund has written, however, the Fund must continue to be prepared to deliver the underlying instrument in return for the strike price while the option is outstanding, regardless of price changes, and must continue to segregate assets to cover its position. The Fund will establish a segregated account with the Custodian in which it will maintain the security underlying the option written, or securities convertible into that security, or cash or liquid assets such as U.S. Government securities or other high-grade debt obligations equal in value to commitments for options written.

         Writing a call generally is a profitable strategy if the price of the underlying security remains the same or falls. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in the underlying price increases.


         Combined Positions. The Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


         Correlation of Price Changes. Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests.

         Options prices also can diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the security prices the same way. Imperfect correlation also may result from: differing levels of demand in the options markets and the securities markets, structural differences in how options are traded, or imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         Liquidity of Options. There is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options positions also could be impaired.

         OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options, i.e., options not traded on exchanges ("OTC options"), generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. OTC options are considered to be illiquid, since these options generally can be closed out only by negotiation with the other party to the option.

         Stock Index Options. The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally. Because the value of an index option depends on movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on an options transaction depends on movements in the level of stock prices generally rather than movements in the price of a particular stock. Accordingly, successful use of options on a stock index will be subject to the Advisor's ability to predict correctly movements in the direction of the stock market generally. Index prices may be distorted if trading in certain stocks included in the index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, the Fund would not be able to close out positions it holds. It is the policy of the Fund to engage in options transactions only with respect to an index which the Advisor believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Futures Contracts

         The Fund may buy and sell stock index futures contracts. Such a futures contract is an agreement between two parties to buy and sell an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

         There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the index and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of unlimited loss. Further, unanticipated changes in stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures on stock indexes.

         In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements.

Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

         Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.


         The Fund will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by the Fund. As a general rule, the Fund will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged. In addition, the Fund will not purchase or sell futures or related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.

                                   MANAGEMENT

         The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives and policies and to general supervision by the Board of Trustees.




         The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Barry P. O'Neil,* (age 49) President and Trustee              Managing Partner of the Advisor since May
12750 High Bluff Drive                                        1996, and Managing Director of  its
San Diego, CA 92130                                           predecessor since 1991; formerly Vice
                                                              President, Investment Brokerage of Dean
                                                              Witter & Co.

DeWitt F. Bowman, C.F.A, (age 66) Trustee                     Principal, Pension Investment Consulting, since
79 Eucalyptus Knoll                                           1994; Director, RCM Capital Funds, Inc. and
Mill Valley, CA 94941                                         RCM Equity Funds, Inc.(mutual funds) since
                                                              1996. Director, RREEF America REIT, Inc.
                                                              since 1995; Formerly Chief Investment
                                                              Officer of the California Public Employees
                                                              Retirement System. Director, RCM Equity
                                                              Funds, Inc. Director, Wilshire Target Funds,
                                                              Inc. since 1996.

Charles H. Brandes,* (age 53) Trustee                         Managing Partner of the Advisor since May
12750 High Bluff Drive                                        1996 and Managing Director of its
San Diego, CA 92130                                           predecessor prior thereto.

Gordon Clifford Broadhead, (age 72) Trustee                   Marine biologist and consultant in fisheries.
P.O. Box 1427
Rancho Santa Fe, CA 92067

Joseph E. Coberly, Jr., (age 79) Trustee                      Managing Partner, Red Tail Golf Association
P.O. Box 944                                                  (real estate developer).
Rancho Santa Fe, CA 92067

W. Daniel Larsen, (age 69) Trustee                            Retired.  Honorary Danish Consul for San
1405 Savoy Circle                                             Diego.
San Diego, CA 92107

Betsy M. Blodgett, (age 39) Vice President                    Manager, Product Development of the Advisor
85 Altura                                                     since May 1996 and Vice President of its
Greenbrae, CA 94904                                           predecessor since 1994.  Formerly Principal,
                                                              Cameron Capital Management (investment
                                                              adviser) from 1992 to 1994 and consultant in
                                                              1994; Vice President, Van Kasper & Co.
                                                              (broker-dealer) from 1991 to 1992; Vice
                                                              President, Prudential Capital Corporation
                                                              (investments) prior thereto.

Glenn R. Carlson, (age 35) Secretary                          Managing Partner of the Advisor since May
12750 High Bluff Drive                                        1996 and Managing Director of its
San Diego, CA 92130                                           predecessor prior thereto.

Gary Iwamura, (age 41) Treasurer                              Financial Resources Officer of the Advisor
12750 High Bluff Drive                                        since 1994. Formerly Chief Administrative
San Diego, CA 92130                                           Officer for National Mutual Funds Management
                                                              from 1992 to 1996 and Chief Operating
                                                              Officer of Axe-Houghton Management from
                                                              1991 to 1992.

--------------------------------------------------------

* Denotes "interested person" of the Trust as defined in the 1940 Act.

         The table below illustrates the compensation paid to each Trustee for the Trust's most recently completed fiscal year:

                             Aggregate            Pension or              Estimated                Total
                           Compensation       Retirement Benefits          Annual              Compensation
                             from the         Accrued as Part of         Benefits Upon        from the Trust
Name of Person                 Trust             Fund Expenses           Retirement          Paid to Trustees
--------------                 -----             -------------           ----------          ----------------
DeWitt F. Bowman              $3,200                  $0                     $0                   $3,200

Gordon Clifford
     Broadhead                $3,200                  $0                     $0                   $3,200

Joseph E. Coberly, Jr.        $3,200                  $0                     $0                   $3,200

W. Daniel Larsen              $3,200                  $0                     $0                   $3,200

The Trust pays a fee of $800 per meeting to Trustees who are not "interested persons" of the Trust. Such Trustees also receive a fee of $800 for any committee meetings held on dates other than scheduled Board meeting dates, and are reimbursed for any expenses incurred in attending meetings. For the period ended October 31, 1997, the Trust paid $12,800 to the Trustees.

Advisory Agreement

         Subject to the supervision of the Board of Trustees, investment management and services are provided to the Fund by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor provides a continuous investment program for the Fund and makes decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator;
(v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Fund and its shares under federal and state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Fund and the legal obligations with respect to which the Trust or the Fund may have to indemnify the Trust's officers and Trustees; and (xii) amortization of organization costs.

         Under the Advisory Agreement, the Advisor and its officers, directors, agents, employees, controlling persons, shareholders and other affiliates will not be liable to the Fund for any error of judgment by the Advisor or any loss sustained by the Fund, except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. In addition, the Fund will indemnify the Advisor and such other persons from any such liability to the extent permitted by applicable law.

         The Advisory Agreement with respect to the Fund will remain in effect for two years from its execution. Thereafter, if not terminated, it will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Trustees who are not parties to the Agreement or "interested persons" of the Fund as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities.

         The Advisory Agreement with respect to the Fund is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Fund. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).


         The Fund does not invest in a security for the purpose of exercising control or management. When the Fund receives a proxy in connection with matters to be voted on by holders of securities in which it invests, that proxy will be voted by the Advisor in accordance with the Advisor's judgment as to the best interests of the Fund, considering the effect of any such vote on the value of the Fund's investment. The Advisor does not solicit or consider the views of individual shareholders of the Fund in voting proxies. Because voting proxies of foreign securities may entail additional costs to the Fund, the Advisor considers the costs and benefits to the Fund in deciding whether or not to vote a particular proxy.

Administration Agreement

         Investment Company Administration Corporation serves as Administrator for the Fund, subject to the overall supervision of the Trustees. The Administrator is responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Fund's books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Fund's insurance relationships; (iii) preparing for the Fund (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Fund's shareholders and Trustees and reports to and other filings with the Securities and Exchange Commission and any other governmental agency; (iv) preparing such applications and reports as may be necessary to register or maintain the Fund's registration and/or the registration of the shares of the Fund under the blue sky laws of the various states; (v) responding to all inquiries or other communications of shareholders;
(vi) overseeing all relationships between the Fund and any custodian(s), transfer agent(s) and accounting services agent(s); and (vii) authorizing and directing any of the Administrator's directors, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected. The Trust's Agreement with the Administrator contains limitations on liability and indemnification provisions similar to those of the Advisory Agreement described above. For its services, the Administrator receives a fee at the annual rate of 0.10% of the Fund's average net assets, subject to a $40,000 annual minimum.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute portfolio transactions, subject to the instructions of and review by the Trust's Board of Trustees.

         Purchases of portfolio securities may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions are effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters include a commission paid by the issuer to the underwriter and purchases from dealers include the spread between the bid and the asked price.

         In placing portfolio transactions, the Advisor uses its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available are considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

         In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available and the transaction involves a brokerage commission, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacity for the Fund and for other accounts, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. The Board of Trustees reviews brokerage allocations where services other than best price/execution capabilities are a factor to ensure that the other services provided meet the tests outlined above and produce a benefit to the Fund.

         The placement of portfolio transactions with broker-dealers who sell shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided the Trust's officers are satisfied that the Fund is receiving the most favorable price and execution available, the Advisor may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

         Investment decisions for the Fund are made independently from those of other client accounts of the Advisor. Nevertheless, it is possible that at times the same securities will be acceptable for the Fund and for one or more of such client accounts. To the extent any of these client accounts and the Fund seek to acquire the same security at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Advisor. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.


         The Fund does not effect securities transactions through broker-dealers in accordance with any formula, nor do they effect securities transactions through such broker-dealers solely for selling shares of the Fund. However, as stated above, broker-dealers who execute transactions for the Fund may from time to time effect purchases of shares of the Fund for their customers.


                                 NET ASSET VALUE

         The net asset value of the Fund's shares fluctuate and is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) each business day. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

         Options and futures contracts which are traded on exchanges are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. However, if an exchange closes later than the New York Stock Exchange, the options or futures traded on it are valued based on the sales price, or the mean between bid and asked prices, as the case may be, as of the close of the New York Stock Exchange.

         Trading in securities in foreign securities markets is normally completed well before the close of the New York Stock Exchange. In addition, foreign securities trading may not take place on all days on which the New York Stock Exchange is open for trading, and may occur in certain foreign markets on days on which the Fund's net asset value is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Trustees deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities expressed in foreign currencies are translated, in determining net asset value, into U.S. dollars based on the spot exchange rates at 1:00 p.m., Eastern time, or at such other rates as the Advisor may determine to be appropriate.

         The Fund may use a pricing service approved by the Board of Trustees. Prices provided by such a service represent evaluations of the mean between current bid and asked prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services also may use electronic data processing techniques and/or a matrix system to determine valuations.

         Securities and other assets for which market quotations are not readily available, or for which the Board of Trustees or its designate determines the foregoing methods do not accurately reflect current market value, are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Such valuations and procedures, as well as any pricing services, are reviewed periodically by the Board of Trustees.

                                   REDEMPTIONS

         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in readily marketable securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which commits the Fund to paying redemptions in cash, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the Fund's total net assets at the beginning of such 90-day period.

                                    TAXATION

         The Fund intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). In each taxable year that the Fund qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.


         In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) less than 30% of the Fund's gross income each taxable year may be derived from the sale or other disposition of securities held for less than three months; (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities

(other than U.S. Government securities or the securities of other RICs) of any one issuer.


         The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by the Fund. If more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in the U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes.

         Many of the options, futures and forwards contracts used by the Fund are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally treated as 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Also section 1256 contracts held by the Fund at the end of its fiscal year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized, and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

         Generally, the transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized on positions that are part of a straddle may be deferred under the rules, rather than being taken into account in the fiscal year in which the losses were realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts are not entirely clear. These transactions may increase the amount of short-term capital gain realized by the Fund and taxed as ordinary income when distributed to shareholders. The Fund may make certain elections available under the Code which are applicable to straddles. If the Fund makes such elections, recognition of gains or losses from certain straddle positions may be accelerated.

          The tests which the Fund must meet to qualify as a RIC, described above, may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts or forward contracts.

         Under the Code, fluctuations in exchange rates which occur between the dates various transactions are entered into or accrued and subsequently settled may cause gains or losses, referred to as "section 988" gains or losses. Section 988 gains or losses may increase or decrease the amount of income taxable as ordinary income distributed to shareholders.

                           DIVIDENDS AND DISTRIBUTIONS

         Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

         The Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

Total Return

         Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                 n
         P(1 + T)  = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         The time periods used in advertising will be updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions. Any performance information used in advertising and sales literature will include information based on this formula for the most recent one, five and ten year periods, or for the life of the Fund, whichever is available.

Other Information

         Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") or CDA Investment Technologies, Inc.("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA or Morningstar. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street

Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's

                              FINANCIAL STATEMENTS


The unaudited semi-annual report to shareholders of the Fund for the period ended April 30, 1997 is a separate document supplied with this Statement of Additional Information and the financial statements and accompanying notes appearing therein are incorporated by reference in this Statement of Additional Information.

                               GENERAL INFORMATION

         The Trust's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, is responsible for holding the Fund's assets and also acts as the Fund's accounting services agent. Investors Bank & Trust Company acts as the Fund's transfer agent. The Trust's independent accountants, Ernst & Young, LLP, 515 South Flower Street, Los Angeles, California 90071, examine the Fund's financial statements annually and prepare the Fund's tax returns. Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071, acts as legal counsel for the Advisor.



         The Trust's Declaration of Trust provides that obligations of the Trust are not binding on the Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the Trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the Trust, the Fund or their investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

         The Trust's Registration Statement on Form N-1A may be examined at the office of the Securities and Exchange Commission in Washington, DC. Statements contained in the prospectus and this Statement of Additional Information as to the contents of any contract or other document are not necessarily complete and, in each instance, reference is made to the copy of such contract or document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                                    APPENDIX
                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Corporation: Corporate Bond Ratings

         AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                                     PART C
                                OTHER INFORMATION




Item 24.  Financial Statements and Exhibits.

         (a)      Financial Statements:



         (b)      Exhibits:

                  The following exhibits are included with this Post- Effective Amendment, except as noted:

                  (1)      (i)      Agreement and Declaration of Trust(2)
                           (ii)     Amendment to Agreement  and  Declaration  of
                                    Trust(2)
                           (iii)    Amendment to Agreement  and  Declaration  of
                                    Trust(3)
                  (2)      By-Laws(2)
                  (3)      Not applicable
                  (4)      Specimen stock certificate(3)
                  (5)      (i)      Investment  Advisory  Agreement  relating to
                                    the  Brandes   Institutional   International
                                    Equity Fund(4)
                           (ii)     Form  of   Investment   Advisory   Agreement
                                    relating to the Brandes Institutional Global
                                    Equity Fund
                  (6)      Distribution  Agreement with First Fund Distributors,
                           Inc.(6)
                  (7)      Not applicable
                  (8)      Custodian Agreement(6)
                  (9)      (i)      Administration Agreement(2)
                           (ii)     Transfer Agency Agreement(3)
                  (10)     Opinion and consent of counsel(3)
                  (11)     Consent of independent accountants(5)
                  (12)     Not applicable
                  (13)     Investment letter2
                  (14)     Individual Retirement Account forms(1)
                  (15)     Not applicable
                  (16)     Not applicable
                  (17)     Not applicable
                  (18)     Not applicable


         (1) Previously filed with Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-81396), filed on August 31, 1995, and incorporated herein by reference.

         (2) Previously filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-81396), filed on January 9, 1996, and incorporated herein by reference.

         (3) Previously filed with Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-81396), filed on February 7, 1996, and incorporated herein by reference.

         (4) Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (File No. 33-81396), filed on October 2, 1996, and incorporated herein by reference.

         (5) Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A (File No. 33-81396), filed on March 2, 1998, relating to the Brandes Institutional International Equity Fund series of the Trust, and incorporated herein by reference.

         (6) To be filed by amendment

Item 25.  Persons Controlled by or under Common Control with Registrant.

         The Registrant does not control, nor is it under common control, with any other person.

Item 26.  Number of Holders of Securities.

         As of March 3, 1998 the Brandes Institutional International Equity Fund had 10 shareholders of record.

Item 27.  Indemnification.

         Article VI of Registrant's By-Laws states as follows:

         Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

         Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

         (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

         (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

         (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

         The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

         Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

         Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

         No indemnification shall be made under Sections 2 or 3 of this Article:

         (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

         (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

         (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

         Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

         Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

         (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

         (b)      A written opinion by an independent legal counsel.

         Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

         Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

         Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

         (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

         (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

         Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

         Brandes Investment Partners, L.P. is the investment advisor of the Registrant. For information as to the business, profession, vocation or employment of a substantial nature of Brandes Investment Partners, L.P. and its officers, reference is made to Part B of this Registration Statement and to the Form ADV filed under the Investment Advisers Act of 1940 by Brandes Investment Partners, L.P. (File No. 801-24896), which is incorporated herein by reference.

Item 29.  Principal Underwriters.

         (a) First Fund Distributors, Inc. also acts as principal underwriter for the following investment companies:

                  Advisors Series Trust
                  Guinness Flight Investment Funds, Inc.
                  Fremont Mutual Funds, Inc.
                  Fleming Capital Mutual Fund Group, Inc.
                  The Pursima Fund
                  Professionally Managed Portfolios
                  Jurika & Voyles Fund Group
                  Kayne Anderson Mutual Funds
                  Masters' Select Investment Trust
                  O'Shaughnessy Funds, Inc.
                  PIC Investment Trust
                  Rainier Investment Management Mutual Funds
                  RNC Mutual Fund Group, Inc.

         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                                            Position and Offices                        Position and
Name and Principal                             with Principal                           Offices with
Business Address                                Underwriter                             Registrant
------------------                          --------------------                        ------------
Robert H. Wadsworth                         President,                                  Assistant
4455 E. Camelback Rd,                       Treasurer and                               Secretary
Suite 261E                                  Director
Phoenix, AZ 85018

Steven J. Paggioli                          Vice President,                             Assistant
479 West 22nd Street                        Secretary and                               Secretary
New York, New York 10011                    Director

Eric M. Banhazl                             Vice President                              Assistant
2025 E. Financial Way                       and Director                                Treasurer
Glendora, CA  91741

         (C) Not applicable.

Item 30. Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's Administrator and custodian, as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 12750 High Bluff Drive, San Diego, CA 92130; the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Administrator at 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018, and all other records will be maintained by the Custodian at 200 Clarendon Street, 16th Floor, Boston, MA 02116.

Item 31. Management Services.

         Not applicable.

Item 32. Undertakings.

         (a) The Registrant undertakes, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and will assist in communications with other shareholders.

         (b) The Registrant undertakes, in the event the information required by Item 5A is contained in an annual report to shareholders, to furnish a copy of such latest report to shareholders to each person to whom a prospectus is delivered, upon request and without charge.

         (c) File a post-effective amendment for the Brandes Institutional Global Equity Fund series, using financial statements which may not be certified, within four to six months of the effective date of this Registration Statement as such requirement is interpreted by the staff of the Commission.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of Brandes Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Diego and State of California on the 19 day of March, 1998.


                                             BRANDES INVESTMENT TRUST


                                             By:     Barry P. O'Neil*
                                                ----------------------
                                                     Barry P. O'Neil
                                                     President


This Amendment to the Registration Statement on Form N-1A of Brandes Investment Trust has been signed below by the following persons in the capacities indicated on March 19, 1998.


Barry P. O'Neil*                             President and
--------------------------------             Trustee
Barry P. O'Neil

                                             Trustee
--------------------------------
Charles H. Brandes

DeWitt F. Bowman*                            Trustee
--------------------------------
DeWitt F. Bowman

Gordon Clifford Broadhead*                   Trustee
--------------------------------
Gordon Clifford Broadhead

Joseph E. Coberly, Jr.*                      Trustee
--------------------------------
Joseph E. Coberly, Jr.

W. Daniel Larsen*                            Trustee
--------------------------------
W. Daniel Larsen

Gary Iwamura        *                        Treasurer (Principal Financial
--------------------------------             and Accounting Officer)
Gary Iwamura

*  Robert H. Wadsworth
   -----------------------------
By: Robert H. Wadsworth
       Attorney-in-fact